CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash		$ 205,238	$ 58,343
Prepaid expenses and advances		54,766	31,334
Due from optionees	[1]	61,249	31,622
VAT receivables		21,922	17,042
Other receivables		28,494	29,096
Current assets		371,669	167,437
Non-current assets
Property deposits	[2]	1,561	17,500
Tax deposits	[2]	41,201	41,201
Exploration and evaluation assets	[1]	167,920	167,921
Equipment	[3]	5,296	17,630
Investment in PorMining		765	0
Non-current assets		216,743	244,252
Total assets		588,412	411,689
Current liabilities
Accounts payable and accrued liabilities		162,566	524,028
Accounts payable owed by optionees		61,249	31,622
Due to related parties	[4]	754,296	568,597
Current portion of long-term loan	[5]	7,900	6,963
Current liabilities		986,011	1,131,210
Non-current liabilities
Long-term loan	[5]	2,738	9,939
Non-current liabilities		2,738	9,939
Shareholders' (deficiency)
Share capital	[6]	9,994,879	9,733,139
Reserves	[6]	6,988,675	6,782,381
Deficit		(17,383,891)	(17,244,980)
Equity		(400,337)	(729,460)
Total shareholders' (deficiency) and liabilities		$ 588,412	$ 411,689

[1]	Note 5.
[2]	Note 6.
[3]	Note 4.
[4]	Note 8.
[5]	Note 9.
[6]	Note 7.